CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Statements of Cash Flows
Net cash used in operating activities	¥ (1,117,836)	$ (162,072)	¥ (2,803,961)	¥ (231,235)
Net cash (used in) generated from investing activities	150,756	21,858	4,542,718	(872,933)
Net cash generated from (used in) financing activities	(1,948,367)	(282,487)	(575,760)	1,548,184
Net increase (decrease) in cash and cash equivalents	(2,837,725)	(411,432)	1,107,027	251,906
Cash and cash equivalents at beginning of year	3,571,745		1,180,787
Cash and cash equivalents at end of year	533,481	77,347	3,571,745	1,180,787
Parent | Reportable legal entities
Condensed Statements of Cash Flows
Net cash used in operating activities	(119,115)	(17,270)	(111,208)	(11,320)
Net cash (used in) generated from investing activities	1,492,777	216,432	82,099	(812,649)
Net cash generated from (used in) financing activities	(1,373,764)	(199,177)	2,604	847,346
Net increase (decrease) in cash and cash equivalents	(102)	(15)	(26,505)	23,377
Cash and cash equivalents at beginning of year	6,805	987	33,310	9,933
Cash and cash equivalents at end of year	¥ 6,703	$ 972	¥ 6,805	¥ 33,310